Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Share capital [member]	Retained earnings [member]	Revaluation reserves [member]	Re-measurement of defined benefit plans [member]	Other reserves [member]	Shareholders' equity [member]	Other equity instruments [member]	Reserve of discontinued operations held for sale [member]	Issued capital and reserves [member] [1]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2022	€ 10,935	€ 7,172	€ 7,103	€ (4,532)	€ (890)	€ 653	€ 9,506	€ 1,943	€ (691)	€ 10,758	€ 176
Net result recognized in the income statement	(199)		(201)				(201)			(201)	2
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	1			1			1			1
Remeasurements of defined benefit plans	(108)				(108)		(108)			(108)
Income tax relating to items that will not be reclassified	16				17		16			16
Discontinued operations that will not be reclassified	38								38	38
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	567			567			567			567
Gains / (losses) on disposal of financial assets measured at FVOCI	100			100			100			100
Insurance finance income / (expenses)	(860)			(860)			(860)			(860)
Reinsurance finance income / (expenses)	181			181			181			181
Changes in cash flow hedging reserve	(39)			(39)			(39)			(39)
Income tax relating to items that may be reclassified	10			10			10			10
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	89			89			89			89
Gains / (losses) on disposal of financial assets measured at FVOCI	3			3			3			3
Changes in cash flow hedging reserve	(3)			(3)			(3)			(3)
Movement in foreign currency translation and net foreign investment hedging reserves	(38)			99	2	(135)	(34)			(34)	(3)
Equity movements of joint ventures	(8)					(8)	(8)			(8)
Equity movements of associates	3			0		3	3			3
Disposal of group assets	47			19		28	47			47
Income tax relating to items that may be reclassified	(15)			(19)		4	(15)			(15)
Discontinued operations that may be reclassified	12								12	12
Other	17		16				16			16	1
Total other comprehensive income / (loss)	14		16	148	(89)	(108)	(33)		50	16	(3)
Total comprehensive income / (loss)	(185)		(185)	148	(89)	(108)	(235)		50	(185)	0
Issuance and purchase of treasury shares	(222)		(222)				(222)			(222)
Dividends paid on common shares	(232)		(232)				(232)			(232)
Coupons on perpetual securities	(24)		(24)				(24)			(24)
Incentive plans	(11)		(5)				(5)	(6)		(11)
Change in ownership non-controlling interest	(13)										(13)
Ending balance at Jun. 30, 2023	10,248	7,172	6,435	(4,384)	(979)	546	8,789	1,937	€ (641)	10,085	163
Beginning balance at Dec. 31, 2023	9,554	7,118	4,754	(3,770)	(1,006)	379	7,475	1,951		9,426	129
Net result recognized in the income statement	(65)		(52)				(52)			(52)	(13)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	(1)				(1)		(1)			(1)
Income tax relating to items that will not be reclassified	(1)				(1)		(1)			(1)
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	(1,145)			(1,145)			(1,145)			(1,145)
Gains / (losses) on disposal of financial assets measured at FVOCI	47			47			47			47
Insurance finance income / (expenses)	1,706			1,706			1,706			1,706
Reinsurance finance income / (expenses)	(462)			(462)			(462)			(462)
Changes in cash flow hedging reserve	(148)			(148)			(148)			(148)
Income tax relating to items that may be reclassified	3			3			3			3
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	(104)			(104)			(104)			(104)
Gains / (losses) on disposal of financial assets measured at FVOCI	14			14			14			14
Changes in cash flow hedging reserve	1			1			1			1
Movement in foreign currency translation and net foreign investment hedging reserves	103			(118)	(28)	244	99			99	4
Equity movements of joint ventures	32					32	32			32
Equity movements of associates	79					79	79			79
Disposal of group assets	(4)					(4)	(4)			(4)
Income tax relating to items that may be reclassified	19			19			19			19
Other	3		3				3			3	0
Total other comprehensive income / (loss)	140		3	(188)	(30)	352	136			136	4
Total comprehensive income / (loss)	75		(50)	(188)	(30)	352	84			84	(9)
Issuance and purchase of treasury shares	(678)		(678)				(678)			(678)
Dividends paid on common shares	(262)		(262)				(262)			(262)
Coupons on perpetual securities	(39)		(39)				(39)			(39)
Incentive plans	(39)		(26)				(26)	(13)		(39)
Change in ownership non-controlling interest	2										2
Ending balance at Jun. 30, 2024	€ 8,613	€ 7,118	€ 3,699	€ (3,958)	€ (1,036)	€ 731	€ 6,554	€ 1,938		€ 8,492	€ 121

[1]	Issued capital and reserves attributable to owners of Aegon Ltd.